Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Purchased software, cost	$990,599	$952,800
Purchased patent, cost	2,221,085	2,080,949
Capitalized software, cost	3,443,164	3,371,856
Total intangible assets, at cost	6,654,848	6,405,605
Less: accumulated amortization	(2,393,586)	(1,427,523)
Intangible assets, net	$4,261,262	$4,978,082

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows as of September 30, 2024:
Years ending September 30,	Amortization expense
2025	$929,572
2026	929,572
2027	929,572
2028	929,572
2029	542,974
Total	$4,261,262